Segment Information	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 10: SEGMENT INFORMATION
The Company reports financial information and evaluates its operations by charter revenues. The Company does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.
Company monitors operating revenue by geographic region for the Company's reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately. For the three and six month periods ended June 30, 2017 and 2016, all the revenues were derived from customers located in Asia.
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.